Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities
The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2014	2013	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Environmental project costs	$—	$2,409	Through 2015 (1)
Green Power	93	—	Through 2015 (1)
Total current regulatory assets	$93	$2,409
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$229,590	$183,757	Various
Income taxes recoverable through rates	31,335	41,970	Various
Deferred MISO costs	110,500	97,540	To be determined(2)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	12,302	14,244	Through 2026 (1)(3)
Unamortized reacquisition premium on debt	24,585	25,893	Over remaining life of debt
Environmental project costs	7,671	5,505	Through 2021(1)
Other miscellaneous	3,210	538	To be determined(2)
Total long-term regulatory assets	$419,193	$369,447
Total regulatory assets	$419,286	$371,856
Regulatory Liabilities
Current:
Deferred fuel	$17,837	$2,600	Through 2015 (1)
FTR’s	6,235	4,288	Through 2015 (1)
Fuel related	—	2,500	Through 2015 (4)
DSM program costs	2,001	3,048	Through 2015 (1)
Environmental projects	1,870	—	Through 2015 (1)
Total current regulatory liabilities	$27,943	$12,436
Long-term:
ARO and accrued asset removal costs	607,628	580,865	Not Applicable
Unamortized investment tax credit	3,289	4,317	Through 2021
Fuel related	—	571	To be determined(4)
Total long-term regulatory liabilities	$610,917	$585,753
Total regulatory liabilities	$638,860	$598,189

(1) Recovered (credited) per specific rate orders
(2) Recovery is probable but timing not yet determined
(3) Recovered with a current return
(4) Per IURC Order, offset MISO transmission expansion costs beginning October 2011

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities
The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2014	2013	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Environmental project costs	$—	$2,409	Through 2015 (1)
Green Power	93	—	Through 2015 (1)
Total current regulatory assets	$93	$2,409
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$229,590	$183,757	Various
Income taxes recoverable through rates	31,335	41,970	Various
Deferred MISO costs	110,500	97,540	To be determined (2)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	12,302	14,244	Through 2026 (1)(3)
Unamortized reacquisition premium on debt	24,585	25,893	Over remaining life of debt (1)
Environmental project costs	7,671	5,505	Through 2021 (2)
Other miscellaneous	3,210	538	To be determined
Total long-term regulatory assets	$419,193	$369,447
Total regulatory assets	$419,286	$371,856
Regulatory Liabilities
Current:
Deferred fuel	$17,837	$2,600	Through 2015 (1)
FTR’s	6,235	4,288	Through 2015 (1)
Fuel related	—	2,500	Through 2015 (4)
DSM program costs	2,001	3,048
Environmental projects	1,870	—	Through 2015 (1)
Total current regulatory liabilities	$27,943	$12,436
Long-term:
ARO and accrued asset removal costs	607,628	580,865	Not Applicable
Unamortized investment tax credit	3,289	4,317	Through 2021
Fuel related	—	571	To be determined (4)
Total long-term regulatory liabilities	$610,917	$585,753
Total regulatory liabilities	$638,860	$598,189

 (1) Recovered (credited) per specific rate orders
(2) Recovery is probable but timing not yet determined
(3) Recovered with a current return
(4) Per IURC Order, offset MISO transmission expansion costs beginning October 2011